[THE AMERICAN FUNDS GROUP(R)]

INTERMEDIATE BOND FUND OF AMERICA

SEMI-ANNUAL REPORT

[photo:  close-up of various stock market computer screens]

For the six months ended February 28, 1999

THE OBJECTIVE OF INTERMEDIATE BOND FUND OF AMERICA(R) is to earn current income, consistent with preservation of capital, by investing primarily in fixed-income securities with an average effective maturity of no more than five years and with quality ratings of A or better (as rated by Standard & Poor's or Moody's Investors Service) or equivalent unrated securities.

These investments include:

* U.S. government and federal agency securities

* Pass-through securities, such as mortgage- and asset-backed securities

* High-quality corporate obligations

In pursuing its objective, the fund takes a middle course, seeking a higher yield than money market funds (which typically offer a stable principal value) with less volatility than longer term bonds (which typically provide higher income).

INTERMEDIATE BOND FUND OF AMERICA IS ONE OF THE 28 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR MORE THAN SIX DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

AVERAGE ANNUAL COMPOUND RETURNS*

                  Periods Ended

                  2/28/99       3/31/99

Ten Years         +6.86%        +6.91%

Five Years        +4.60         +5.18

One Year          -0.05         +0.46




*Assumes reinvestment of all distributions and payment of the maximum 4.75% sales charge at the beginning of the stated periods. Sales charges are lower for accounts of $25,000 or more.

Unlike the results above, fund results in this report were computed without a sales charge. The fund's 30-day yield as of March 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 5.15%. The fund's distribution rate as of that date was 5.13%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

FELLOW SHAREHOLDERS:

Spurred by economic crises in Asia and Russia, investors around the world sought refuge in U.S. Treasury securities last fall. This "light to quality"drove up prices of U.S. Treasury securities, causing their yields to tumble in early October to the lowest level in more than 25 years. All other fixed-income securities - especially lower quality securities - lagged far behind.

In September, the Federal Reserve Board made the first of three cuts in the federal funds rate to help protect the U.S. economy from instability in foreign markets. (The federal funds rate is the interest rate banks charge each other on overnight loans.) The second cut, in October, relieved some strain in U.S. financial markets. The third, in November, helped further boost investor confidence, causing bond investors to begin moving out of U.S. Treasury securities to take advantage of values in other areas of the market.

FUND RESULTS

Despite the cuts in short-term rates, yields on short- and long-term bonds increased from their October lows and, in many cases, were higher on February 28 than on September 1. As a result, Intermediate Bond Fund of America's net asset value declined slightly during the semi-annual period from $13.56 a share to $13.34, or 1.6%. Still, the fund generated solid income of 3.0% (6.0% annualized), producing a 1.3% total return for shareholders who reinvested their dividends. For the six-month period, the average return of the 106 Short-Intermediate Investment Grade Debt Funds monitored by Lipper, Inc. was 1.7%, while the unmanaged Salomon Smith Barney Broad Investment-Grade Medium Term Index had a total return of 2.1%.

For the six months ended February 28, the fund paid monthly dividends totaling 40 cents a share. Due to a general decline in interest rates over the past several years, the fund's monthly dividend was reduced from 6.5 to 6 cents a share effective with the March payment, after the end of the fund's semi-annual reporting period.

FUND HIGHLIGHTS

Last fall, the fund's investment guidelines were expanded to allow fixed-income securities rated A by Standard & Poor's or Moody's. Previously, the fund could invest only in securities in the two highest credit categories, AAA and AA. This change substantially increased your portfolio counselors' investment choices, giving them more opportunities to use research to identify value.

Currently, 6% of the fund's total assets are invested in A-rated fixed-income securities. We have not yet added more A-rated securities because we have been finding better values in higher quality asset-backed and commercial mortgage-backed securities.

MARKET OUTLOOK

The U.S. economic expansion shows no sign of abating. Consumer spending is robust, mirroring increases in income and net worth from stock market gains. Meanwhile, inflation and interest rates remain low with little to indicate a significant rise in the near future. We continue to be cautious, however - especially in light of market events during the past six months - and will carefully monitor developments that may affect your fund.

As we have seen, investors are highly sensitive to global events and can react quickly. These volatile times show the value of dedicating a portion of your portfolio to investments with relatively low volatility, such as Intermediate Bond Fund of America.

We look forward to reporting to you again in six months.

Cordially,
/s/Paul G. Haaga, Jr.    /s/John H. Smet
Paul G. Haaga, Jr.       John H. Smet
Chairman of the Board    President

April 15, 1999

[Begin sidebar]
At the latest meeting of the board of trustees, John H. Smet was elected president of Intermediate Bond Fund of America. John has been a portfolio counselor for the fund for the past seven years. Abner D. Goldstine, the fund's president since its inception in 1988, was elected vice chairman and will remain a trustee.
[End sidebar]

Intermediate Bond Fund of America
Investment Portfolio February 28, 1999
Unaudited

How your money is invested

Quality
U.S. Government/Agency                                                           46%
AAA                                                                              35%
AA                                                                                8%
A                                                                                 6%
Cash & Equivalents                                                                5%

Sector
Federal Agency Mortgage-Backed                                                   28%
Other Mortgage-Backed                                                            24%
U.S. Govt./Agency (Non-Mortgage)                                                 19%
Asset-Backed                                                                     12%
Corportate Bonds                                                                 11%
Governments (excluding U.S. Govt.) and Development Authorities                    1%
Cash & Equivalents                                                                5%

Bonds & Notes                                                             Principal      Market Percent
                                                                             Amount       Value  of Net
Industrial & Service - 3.70%                                                  (000)       (000)  Assets

Carnival Corp. 7.70% 2004                                                  $         $              .14%
Cox Radio, Inc. 6.375% 2005                                                   3,500       3,482      .22
McKesson Corp. 6.30% 2005                                                     2,000       1,977      .13
McKesson Finance of Canada 6.55% 2002 (1)                                     3,200       3,204      .20
Oil Enterprises Ltd. 6.239% 2008 (1)                                         10,050       9,887      .63
Pacificorp Australia LLC 6.15% 2008 (1)                                      10,000       9,833      .63
Pemex Finance Ltd. 5.72% 2003 (1)                                             5,000       4,861      .31
Philip Morris Companies Inc. 8.25% 2003                                       1,500       1,616      .10
R.P. Scherer International Corp. 6.75% 2004                                   4,325       4,427      .28
Sears Roebuck Acceptance Corp. 6.90% 2003                                     3,000       3,087      .20
Sony Corp. 6.125% 2003                                                        8,500       8,540      .54
Sotheby's Holdings, Inc. 6.875% 2009                                          1,000         964      .06
Wal-Mart Stores, Inc. 5.65% 2000                                              4,000       4,013      .26
                                                                                        ------- -------
                                                                                         58,016     3.70
                                                                                        ------- -------
Transportation - 2.66%

Continental Airlines:
 Series 1998-3, Class C-1, 7.08% 2004                                         7,000       6,921
 Series 1998-2, Class A, 6.41% 2007                                          19,000      18,839
 Series 1996-2, Class A, 7.75% 2016 (2014) (2,3)                              1,257       1,321     1.72
Jet Equipment Trust, Series 1995-B, Class A,
 7.63% 2015 (2012) (1,2,3)                                                    9,085       9,355      .60
USAir, Inc., Class A, 6.76% 2009 (2008) (2,3)                                 5,573       5,297      .34
                                                                                        ------- -------
                                                                                         41,733     2.66
                                                                                        ------- -------
Utilities - .70%

National Rural Utilities Cooperative Finance Corp. 5.50% 2005                 5,000       4,871      .31
Texas Utilities Company, Series A, 6.20% 2002                                 6,000       6,063      .39
                                                                                        ------- -------
                                                                                         10,934      .70
                                                                                        ------- -------

Financial Services - 4.08%

ABN AMRO Bank N.V. 7.55% 2006                                                 4,000       4,221      .27
Bank of Hawaii 6.875% 2009                                                    3,000       2,940      .19
BankAmerica Corp. 5.875% 2009                                                 3,175       3,058      .19
Barclays North American Capital Corp. 9.75% 2021                              7,230       7,974      .51
Beverly Finance Corp. 8.36% 2004 (1)                                         10,000      10,617      .68
Ford Motor Credit Company 5.75% 2004                                          3,000       2,964      .19
General Electric Capital Corp. 8.375% 2001                                    1,500       1,578      .10
General Motors Acceptance Corp. 6.75% 2002                                    3,000       3,064      .19
Ikon Capital Inc. 6.33% 2000                                                  2,500       2,530      .16
Lend Lease (US) Finance Inc. 6.75% 2005                                       5,000       5,108      .33
Margaretten Financial 6.75% 2000                                              7,450       7,544      .48
NationsBank Corp. 6.125% 2004                                                 3,000       3,002      .19
Toyota Credit Canada 6.625% 2002                                              3,000       3,058      .19
Toyota Motor Credit Corp.:
 6.125% 2000                                                                  2,495       2,504
 6.00% 2003                                                                   4,000       3,976      .41
                                                                                        ------- -------
                                                                                         64,138     4.08
                                                                                        ------- -------

Commercial Mortgage-Backed Securities (3) - 17.08%

Asset Securitization Corp.,
 Series 1997-D5, Class A-PS1, interest only, 1.574% 2043 (4)                172,920      16,185     1.03
Bear Stearns Commercial Mortgage Securities, Inc.:
 Series 1998-C1, Class A-1, 6.34% 2007                                        5,707       5,716
 Series 1999-C1, Class X, interest only, .583% 2031 (4)                      93,500       6,835      .80
Chase Commercial Mortgage Securities Corp.:
 Series 1996-1, Class A1, 7.60% 2005                                          1,927       2,011
 Series 1997-1, Class A1, 7.27% 2029                                          3,372       3,464
 Series 1998-1, Class A1, 6.34% 2030                                          6,658       6,690
 Series 1998-2, Class A2, 6.39% 2030                                          5,000       4,986     1.09
Commercial Mortgage Acceptance Corp.:
 Series 1998-C1, Class A-1, 6.23% 2007                                        2,419       2,414
 Series 1998-C2, Class A-1, 5.80% 2030                                        4,392       4,366      .43
CS First Boston Mortgage Securities Corp.:
 Series 1995-AEW1, Class B, 7.182% 2027 (4)                                  12,294      12,327
 Series 1998-C1, Class A-1A, 6.26% 2040                                       5,621       5,621     1.15
Deutsche Mortgage & Asset Receiving Corp.,
 Series 1998-C1, Class A-1, 6.22% 2031                                       13,325      13,242      .84
DLJ Mortgage Acceptance Corp.:
 Series 1997-CF1, Class A1A, 7.40% 2006 (1)                                   6,257       6,343
 Series 1995-CF2, Class A1B, 6.85% 2027 (1)                                   5,000       5,061
 Series 1996-CF1, Class A1A, 7.28% 2028                                       2,420       2,475
 Series 1998-CF2, Class A1B, 6.24% 2031                                       7,250       7,159
 Series 1998-CF2, Class A3, 6.65% 2031 (4)                                    5,250       5,225
 Series 1998-CF2, Class A4, 6.90% 2031 (4)                                    3,250       3,237     1.89
GMAC Commercial Mortgage Securities, Inc.,
 Series 1996-C1, Class A2A, 6.79% 2028                                       14,974      15,196      .97
GS Mortgage Securities Corp. II,
 Series 1999-GFSL II, Class D, 5.963% 2027 (1,4,5)                           10,000      10,009      .64
J.P. Morgan Commercial Mortgage Finance Corp.:
 Series 1995-C1, Class A-2, 7.443% 2010 (4)                                  18,155      18,396
 Series 1997-C4, Class A-1, 6.939% 2028                                       1,469       1,472     1.28
LB Commercial Mortgage Trust, Series 1998-C1, 6.33% 2004                      1,262       1,265      .08
Merrill Lynch Mortgage Investors Inc.:
 Series 1995-C2, Class A-1, 6.517% 2021 (4)                                   3,721       3,749
 Series 1995-C3, Class A-2, 6.821% 2025 (4)                                   5,180       5,243
 Series 1997-C1, Class A-1, 6.95% 2029 (4)                                   12,942      13,294     1.43
Morgan Stanley Capital I Inc.:
 Series 1995-GA1, Class A-1, 7.00% 2002 (1)                                   2,569       2,589
 Series 1998-WF1, Class A-1, 6.25% 2007 (4)                                  34,525      34,556
 Series 1998-HF2, Class A-1, 6.01% 2030                                       4,921       4,875
 Series 1998-HF2, Class A-2, 6.48% 2030                                       6,000       6,027
 Series 1998-WF2, Class A-1, 6.34% 2030 (4)                                   6,721       6,756     3.49
Mortgage Capital Funding Inc.,
 Series 1998-MC1, Class A-1, 6.417% 2030                                     12,418      12,518      .80
Nomura Asset Securities Corp.,
 Series 1998-D6, Class A-A1, 6.28% 2030 (4)                                   9,391       9,372      .60
SMA Finance Co., Inc.,
 Series 1998-C1, Class A-1, 6.27% 2005 (1)                                    8,680       8,662      .55
Structured Asset Securities Corp.,
 Series 1996-CFL, Class A1-C, 5.944% 2028 (4)                                 1,032       1,029      .01
                                                                                        ------- -------
                                                                                        268,365    17.08
                                                                                        ------- -------

Collateralized Mortgage Obligations
 (Privately Originated)(3) -  6.51%

Asset Backed Securities Investment Trust,
 Series 1997-D, Class A, 6.79% 2003 (1)                                       2,198       2,199      .14
Chase Manhattan Bank, NA,
 Series 1993-I, Class 2A5, 7.25% 2024                                         3,187       3,194      .20
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029                       7,200       7,088      .44
Morgan Stanley Capital I Inc., Series 1998-1, Class A-5, 6.75% 2013          13,006      12,928      .82
Norwest Asset Securities Corp.,
 Series 1998-8, Class A-1, 6.50% 2013                                         5,253       5,193      .32
Paine Webber CMO, Series O, Class 5, 9.50% 2019                               3,169       3,369      .21
Residential Accredit Loans, Inc.,
 Series 1997-QS12, Class A4, 6.819% 2027 (4)                                  3,000       2,988      .19
Residential Funding Mortgage Securities I, Inc.,
 Series 1998-S17, Class M-1, 6.75% 2028                                       1,992       1,947      .12
Structured Asset Securities Corp.:
 Series 1998-RF2, Class A, 8.568% 2022 (1,4)                                 17,185      18,173
 Series 1998-RF1, Class A, 8.689% 2027 (1,4)                                 19,422      20,624
 Series 1999-BC1, Class M2, 6.239% 2029 (4)                                   7,500       7,499     3.00
Structured Assets Notes Transactions, Ltd.,
 Series 1996-A, Class A1, 7.156% 2003 (1)                                     5,874       5,845      .36
Westam Mortgage, Class 4-H, 8.95% 2018                                       11,000      11,244      .71
                                                                                        ------- -------
                                                                                        102,291     6.51
                                                                                        ------- -------

Asset-Backed Obligations(3) - 11.89%

Case Equipment Loan Trust, Series 1995-A, 7.30% 2002                            483         483      .03
Chase Manhattan Credit Card Master Trust,
 Series 1997-5, Class A, 6.194% 2005                                          8,750       8,840      .56
ComEd Transitional Funding Trust, Transitional Funding
 Trust Notes:
  Series 1998, Class A-4, 5.39% 2005                                          2,000       1,966
  Series 1998, Class A-5, 5.44% 2007                                         14,000      13,663      .99
EquiCredit Funding Asset Backed Certificates, Series 1996-A,
 Class A2, 6.95% 2012                                                         3,432       3,450      .22
First Chicago Master Trust II,
 Series 1995-M, Class A, 5.176% 2003 (4)                                      4,000       4,009      .25
First Consumer Master Trust:
 Series 1999-A, Class A, 5.80% 2005 (1)                                       8,000       7,803
 Series 1999-A, Class B, 6.28% 2005 (1)                                       9,000       8,778     1.06
FIRSTPLUS Home Loan Owner Trust:
 Series 1997-1, Class A-3, 6.45% 2009                                         3,795       3,796
 Series 1997-4, Class A-5, 6.62% 2015                                         6,200       6,163
 Series 1997-3, Class M-1, 7.32% 2023                                         4,000       3,859      .88
GCC Home Equity Trust, Series 1990-1, Class A, 10.00% 2005                      981         981      .06
Green Tree Financial Corp., pass-through certificates:
 Series 1998-2, Class A5, 6.24% 2016                                          3,500       3,501
 Series 1993-3, Class A5, 5.75% 2018                                          8,035       8,027
 Series 1995-9, Class A4, 6.45% 2027                                          4,250       4,269
 Series 1996-8, Class A4, 7.00% 2027                                          5,000       5,048
 Series 1996-10, Class A4, 6.42% 2028                                         3,500       3,514
 Series 1996-10, Class A5, 6.83% 2028                                        14,000      14,179
 Series 1997-6, Class A5, 6.68% 2029                                          5,000       5,052
 Series 1997-6, Class A6, 6.90% 2029                                          3,000       3,047     2.97
Green Tree Home Improvement Loan Trust:
 Series 1997-D, Class HIA3, 6.77% 2023                                        5,000       5,069
 Series 1997-C, Class HIA2, 6.46% 2028                                          978         981      .39
Merrill Lynch Mortgage Investors, Inc.,
 Series 1992-B, Class A3, 8.30% 2012                                          1,002       1,002      .06
The Money Store Home Equity Trust:
 Series 1996-B, Class A14, 7.35% 2012                                         5,000       5,049
 Series 1994-D, Class A5, 8.925% 2022                                         9,621      10,023      .96
Nebhelp Trust, Student Loan Interest Margin Securities,
 Series 1998-1, Class A, 6.68% 2016 (1)                                      19,331      19,311     1.23
Puerto Rico Public Financing Corp.,
 Series 1, Class A, 6.15% 2008                                               19,000      18,814     1.20
Sears Credit Account Master Trust II,
 Series 1998-2, Class A, 5.25% 2008                                           3,000       2,909      .19
Student Loan Funding LLC,
 Series 1998-B, Class B3, 6.25% 2019 (1)                                     13,500      13,129      .84
                                                                                        ------- -------
                                                                                        186,715    11.89
                                                                                        ------- -------
Governments (Excluding U.S. Government) &
Government Authorities - .98%

Canadian Government 6.125% 2002                                               2,000       2,031      .13
KfW International Finance Inc. 7.625% 2004                                    2,500       2,672      .17
Ontario (Province of):
 7.75% 2002                                                                   4,000       4,234
 7.375% 2003                                                                  2,500       2,636      .44
Victoria (Territory of) Public Authorities Finance Agency
 8.45% 2001                                                                   3,500       3,708      .24
                                                                                        ------- -------
                                                                                         15,281      .98
                                                                                        ------- -------
Development Authorities - .54%

Asian Development Bank 5.75% 2003                                             2,500       2,486      .16
Corporation Andina de Fomento 7.75% 2004                                      6,000       5,996      .38
                                                                                        ------- -------
                                                                                          8,482      .54
                                                                                        ------- -------

Federal Agency Mortgage Pass-Through Obligations(3) - 24.20%

Fannie Mae:
 6.00% 2013                                                                  13,915      13,776
 6.132% 2033 (4)                                                             11,143      11,175
 6.50% 2013-2029                                                             15,215      15,206
 7.00% 2008-2028                                                             12,748      12,951
 7.50% 2009-2028                                                             15,327      15,771
 8.00% 2002-2028                                                              2,512       2,586
 8.315% 2002 (4)                                                              8,654       8,827
 8.50% 2008-2027                                                              7,832       8,256
 9.00% 2001-2022                                                              8,455       8,981
 9.50% 2009-2022                                                              5,758       6,136
 10.00% 2017-2025                                                            12,786      13,782
 10.50% 2004-2020                                                               866         941
 11.00% 2000-2020                                                             2,181       2,407
 12.00% 2015-2019                                                            11,042      12,611
 12.25% 2012-2013                                                             1,635       1,859
 12.50% 2015-2016                                                             3,309       3,825
 13.00% 2015-2028                                                             2,867       3,351
 15.00% 2028                                                                  1,066       1,291     9.15
Freddie Mac:
 6.00% 2013-2029                                                             16,294      16,087
 6.50% 2012-2013                                                             32,061      32,281
 7.00% 2008                                                                   2,439       2,484
 8.00% 2003-2026                                                             20,706      21,402
 8.50% 2008-2027                                                              7,456       7,827
 8.75% 2008-2009                                                                699         726
 9.00% 2028                                                                   1,682       1,782
 9.50% 2010-2013                                                              1,020       1,072
 10.00% 2005-2019                                                            11,355      12,255
 11.00% 2018                                                                     47          52
 12.00% 2016                                                                    129         147
 12.50% 2015-2019                                                               857       1,000
 12.75% 2019                                                                     34          40     6.19
Government National Mortgage Assn.:
 6.00% 2013                                                                   4,605       4,584
 6.50% 2013-2028                                                             21,851      21,886
 6.625% 2022 (4)                                                             15,713      16,018
 6.875% 2016-2024 (4)                                                         4,784       4,899
 7.00% 2007-2028                                                              7,133       7,259
 7.50% 2022-2028                                                             17,444      17,944
 8.00% 2023-2025                                                             20,983      21,867
 8.50% 2007-2023                                                             12,003      12,746
 9.00% 2008-2025                                                              8,161       8,737
 9.50% 2009-2021                                                             13,339      14,344
 10.00% 2019                                                                  5,656       6,158
 10.25% 2012                                                                    214         230
 10.50% 2019                                                                     63          70
 11.00% 2010-2019                                                               248         279
 11.50% 2010-2013                                                               108         123     8.73
Fannie Mae/Government National Mortgage Assn.:
 12.50% 2029                                                                  1,500       1,717      .11
Federal Housing Authority/Veterans Administration:
 12.50% 2029                                                                    318         367      .02
                                                                                        ------- -------
                                                                                        380,115    24.20
                                                                                        ------- -------

Federal Agency Collateralized Mortgage Obligations(3) - 3.74%

Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                            8,528       8,763
 Series 91-146, Class Z, 8.00% 2006                                           2,448       2,511
 Trust D2, 11.00% 2009                                                        2,484       2,711
 Series 88-16, Class B, 9.50% 2018                                              375         401
 Series 90-93, Class G, 5.50% 2020                                            2,014       1,948
 Series 91-78, Class PK, 8.50% 2020                                           2,698       2,723
 Series 90-21, Class Z, 9.00% 2020                                           12,019      12,556     2.01
Freddie Mac:
 Series 1539, Class PL, 6.50% 2008                                            2,000       2,012
 Series 83-B, Class 3, 12.50% 2013                                               85          94
 Series 98-A, Class A, 6.69% 2020 (1)                                        22,000      21,481
 Series 1567, Class A, 5.338% 2023 (4)                                        1,760       1,697
 Series 2030, Class F, 5.436% 2028 (4)                                        1,928       1,934     1.73
                                                                                        ------- -------
                                                                                         58,831     3.74
                                                                                        ------- -------

Federal Agency Obligations--Non-Mortgage - 1.45%

Freddie Mac Notes:
 5.125% 2003                                                                  5,750       5,621
 5.75% 2003                                                                   5,000       5,021      .68
Federal Home Loan Bank Bonds:
 5.625% 2001                                                                 12,000      12,045      .77
                                                                                        ------- -------
                                                                                         22,687     1.45
                                                                                        ------- -------

U.S. Treasury Obligations - 17.57%

6.375% January 2000                                                          22,500      22,760     1.45
8.00% May 2001                                                                1,000       1,057      .07
13.375% August 2001                                                          16,750      19,854     1.26
10.75% February 2003                                                          5,000       5,950      .38
10.75% May 2003                                                              10,500      12,600      .80
11.125% August 2003                                                          12,500      15,312      .97
7.25% May 2004                                                               58,456      63,470     4.04
7.25% August 2004                                                            14,750      16,045     1.02
7.875% November 2004                                                          4,245       4,755      .30
11.625% November 2004                                                        42,000      54,620     3.48
7.50% February 2005                                                           4,250       4,700      .30
3.465% January 2007 (6)                                                      10,500      10,479      .67
7.25% July 2007                                                              33,750      35,490     2.26
6.125% August 2007                                                              355         371      .02
3.65% January 2008 (6)                                                        2,500       2,487      .16
10.375% November 2009                                                         5,000       6,165      .39
                                                                                        ------- -------
                                                                                        276,115    17.57
                                                                                        ------- -------
TOTAL BONDS & NOTES (cost: $1,499,665,000)                                            1,493,703    95.10
                                                                                        ------- -------

Short-Term Securities

Commercial Paper - 5.11%

Ameritech Capital Funding Corp. 4.77% due 3/29/99 (1)                        19,000      18,927     1.21
Chevron USA Inc. 4.80% due 3/2/99                                            10,000       9,997      .64
Ford Motor Credit Co. 4.82% due 3/10/99                                       8,100       8,089      .51
General Electric Capital Corp. 4.87% due 3/1/99                              43,200      43,194     2.75
                                                                                        ------- -------
TOTAL SHORT-TERM SECURITIES (cost: $80,207,000)                                          80,207     5.11
                                                                                        ------- -------
TOTAL INVESTMENT SECURITIES (cost: $1,579,872,000)                                    1,573,910   100.21

Excess of payables over cash and receivables                                              3,373      .21
                                                                                        ------- -------
Net Assets                                                                           $1,570,537  100.00%
                                                                                         ======  ======

(1) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
resale to the public may require registration.

(2) Valued in the market on the basis of its effective maturity -- that is, the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Effective maturity date is shown in parentheses.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.

(4) Coupon rate may change periodically.

(5) When-issued security.

(6) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Intermediate Bond Fund of America
Financial Statements
----------------------------------------                                ---------      ---------
Statement of Assets and Liabilities
at February 28, 1999                                                  (dollars in     thousands)
----------------------------------------                                ---------      ---------
Assets:
Investment securities at market
 (cost:  $1,579,872)                                                                  $1,573,910
Cash                                                                                         416
Receivables for-
 Sales of investments                                                    $ 13,615
 Sales of fund's shares                                                     5,728
 Accrued interest                                                          12,690         32,033
                                                                        ---------      ---------
                                                                                       1,606,359
Liabilities:
Payables for-
 Purchases of investments                                                  26,150
 Repurchases of fund's shares                                               6,944
 Dividends payable                                                          1,550
 Management services                                                          388
 Accrued expenses                                                             790         35,822
                                                                        ---------      ---------
Net Assets at February 28, 1999 -
Equivalent to $13.34 per share on 117,773,086 shares
 of beneficial interest issued and outstanding;
 unlimited shares authorized                                                          $1,570,537
                                                                                       =========

Statement of Operations
for the six months ended February 28, 1999                            (dollars in     thousands)
                                                                        ---------      ---------
Investment Income:
Income:
 Interest                                                                               $ 48,941

Expenses:
 Management services fee                                                  $ 2,885
 Distribution expenses                                                      2,306
 Transfer agent fee                                                           463
 Reports to shareholders                                                       92
 Registration statement and prospectus                                        113
 Postage, stationery and supplies                                              82
 Trustees' fees                                                                15
 Auditing and legal fees                                                       44
 Custodian fee                                                                 14
 Taxes other than federal income tax                                           17
 Other expenses                                                                25
                                                                        ---------
  Total expenses before reimbursement                                       6,056
 Reimbursement of expenses                                                    471          5,585
 Net investment income                                                  ---------      ---------
                                                                                          43,356
Realized Gain and Unrealized Appreciation                                              ---------
 (Depreciation) on Investments:
Net realized gain                                                                          2,272
Net unrealized appreciation (depreciation) on investments:
 Beginning of period                                                       20,879
 End of period                                                             (5,962)
                                                                        ---------
  Net change in unrealized appreciation
   (depreciation) on investments                                                         (26,841)
                                                                                       ---------
 Net realized gain and change in unrealized appreciation
  (depreciation) on investments                                                          (24,569)
                                                                                       ---------
Net Increase in Net Assets Resulting
 from Operations                                                                         $18,787
                                                                                       ---------

Statement of Changes in Net Assets                                    (dollars in     thousands)
----------------------------------------                                ---------      ---------
                                                                 Six months ended For year ended
                                                                      February 28      August 31
                                                                            1999*           1998
Operations:                                                             ---------      ---------
Net investment income                                                  $   43,356     $   82,968
Net realized gain on investments                                            2,272          2,961
Net unrealized appreciation (depreciation) on investments                 (26,841)        14,795
                                                                        ---------      ---------
 Net increase in net assets
  resulting from operations                                                18,787        100,724
                                                                        ---------      ---------


 Dividends Paid From Net Investment Income                                (45,232)       (86,313)
                                                                        ---------      ---------
Capital Share Transactions:
Proceeds from shares sold:
 34,330,805 and 49,876,745 shares, respectively                           465,017        672,768
Proceeds from shares issued in
 reinvestment of net investment income
 dividends: 2,703,550 and 4,954,203 shares,
 respectively                                                              36,539         66,762
Cost of shares repurchased: 26,859,558 and
 46,961,620 shares, respectively                                         (363,357)      (633,193)
                                                                        ---------      ---------
 Net increase in net assets resulting
  from capital share transactions                                         138,199        106,337
                                                                        ---------      ---------
Total Increase in Net Assets                                              111,754        120,748

Net Assets:
Beginning of period                                                     1,458,783      1,338,035
                                                                        ---------      ---------
End of period (including undistributed
 net investment income (loss) of ($1,349) and
 $527, respectively)                                                   $1,570,537     $1,458,783
                                                                        =========      =========
*Unaudited

See Notes to Financial Statements

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

SIGNIFICANT ACCOUNTING POLICIES - The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. FEDERAL INCOME TAXATION

It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of February 28, 1999, net unrealized depreciation on investments for book and federal income tax purposes aggregated $5,962,000, of which $10,302,000 related to appreciated securities and $16,264,000 related to depreciated securities. The fund had available at August 31, 1998 a net capital loss carryforward totaling $89,401,000 which may be used to offset capital gains realized during subsequent years through 2005 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,579,872,000 at February 28, 1999.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $2,885,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333. During the six months ended February 28, 1999, CRMC reduced the management fees by $471,000 to reimburse the fund for certain distribution expenses.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 28, 1999, distribution expenses under the Plan were limited to $2,306,000. Had no limitation been in effect, the fund would have paid $2,525,000 in distribution expenses under the Plan. As of February 28, 1999, accrued and unpaid distribution expenses were $738,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $915,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $463,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 1999, aggregate amounts deferred and earnings thereon were $64,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $660,130,000 and $510,414,000, respectively, during the six months ended February 28, 1999.

As of February 28, 1999, accumulated net realized loss on investments was $87,129,000 and additional paid-in capital was $1,664,977,000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $14,000 was paid by these credits rather than in cash.

                                                Six months     Year   Ended August 31
Per-Share Data and Ratios                            ended
                                              February 28,
                                                  1999 (1)      1998    1997      1996    1995   1994

Net Asset Value, Beginning of Period                $13.56   $13.42  $13.26    $13.52  $13.38  $14.64
                                                      ----     ----    ----      ----    ----    ----
 Income From Investment Operations:
  Net investment income                                .41      .83     .86       .88     .93     .95
  Net gains or losses on securities (both
   realized and unrealized)                           (.23)     .17     .15      (.27)    .13   (1.20)
                                                      ----     ----    ----      ----    ----    ----
   Total from investment operations                    .18     1.00    1.01       .61    1.06    (.25)
                                                      ----     ----    ----      ----    ----    ----
 Less Distributions:
  Dividends (from net investment income)              (.40)    (.86)   (.85)     (.87)   (.92)   (.94)
  Distributions (from capital gains)                   .00      .00     .00       .00     .00    (.07)
                                                      ----     ----    ----      ----    ----    ----
   Total distributions                                (.40)    (.86)   (.85)     (.87)   (.92)  (1.01)
                                                      ----     ----    ----      ----    ----    ----
Net Asset Value, End of Period                      $13.34   $13.56  $13.42    $13.26  $13.52  $13.38
                                                      ====     ====    ====      ====    ====    ====

Total Return (2)                                 1.32% (3)     7.68%   7.83%     4.63%   8.33%(1.80%)

Ratios/Supplemental Data:
 Net assets, end of period (in millions)            $1,571   $1,459  $1,338    $1,429  $1,501  $1,626
 Ratio of expenses to average net assets      .36% (3),(4) .76% (4)    .82%      .80%    .78%    .83%
 Ratio of net income to average net assets       2.80% (3)     6.09%   6.40%     6.53%   6.96%   6.79%
 Portfolio turnover rate                        34.61% (3)    79.19%  41.55%    48.25%  71.91%  52.94%




(1)  Unaudited
(2)  Excludes maximum sales
charge of 4.75%.
(3)  Based on operations for the
 period shown and, accordingly,
 not representative of a full year.
(4)  Had CRMC not waived
 management services fees, the fund's
 expense ratio would have been
 .39% for the six months ended
 February 28, 1999 and .79% for the
 fiscal year ended August 31, 1998.

[THE AMERICAN FUNDS GROUP(R)]

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180, OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

PREPARING FOR THE YEAR 2000. The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA SG/AL/3968
Lit. No. IBFA-013-0499